Stock-Based Compensation (Details) - USD ($)					3 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2024	Apr. 15, 2022	Mar. 25, 2021	Nov. 18, 2019	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 15, 2021
Stock-Based Compensation [Line Items]
Future grant shares					651,943	651,943		512,151
Fair value option vested (in Dollars)						$ 900,000	$ 2,600,000	$ 3,100,000	$ 3,200,000
Unamortized compensation expense (in Dollars)					$ 500,000	$ 500,000		$ 1,300,000
Recognized over a weighted average period						1 year 1 month 6 days		1 year 7 months 6 days
Options exercised proceeds (in Dollars)							$ 15,000	$ 15,000	$ 109,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Shares of option vested						5,283	33,368
Fair value of per share (in Dollars per share)						$ 31.58	$ 36.2
Stock option exercised								267	1,639
Cash compensation								29,195	10,736
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Employees salary					120,548
Cash compensation						30,300
Stock Options [Member]
Stock-Based Compensation [Line Items]
Shares of option vested								35,779	13,391
Fair value of per share (in Dollars per share)								$ 35.7	$ 111
Stock option exercised								267	1,639
Proceeds for option exercised (in Dollars)								$ 109,000	$ 15,200
Common Stock [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Options exercised proceeds (in Dollars)							$ 15,200,000
Minimum [Member]
Stock-Based Compensation [Line Items]
Shares of option vested	89,333	49,333	40,000
Maximum [Member]
Stock-Based Compensation [Line Items]
Shares of option vested	156,000	89,333	49,333
Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Restricted stock awards shares				26,667
2019 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Contractual term				10 years
Vesting term				4 years
Exercise price percentage				10.00%
Future grant shares					72,215	72,215		71,333
2019 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Fair value percentage				100.00%
2019 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Fair value percentage				110.00%
2021 Employment Inducement Plan [Member]
Stock-Based Compensation [Line Items]
Future grant shares					13,678	13,678		12,161		13,333